Net fee and commission income	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Net fee and commission income
21 Net fee and commission income

Net fee and commission income
in EUR million	2022	2021	2020 [1]
Fee and commission income
Payment Services	1,888	1,661	1,566
Securities business	632	853	700
Insurance and other broking	682	734	705
Portfolio management	600	617	525
Lending business	556	477	368
Financial guarantees and other commitments	496	458	364
Other	232	204	286
Total fee and commission income	5,085	5,004	4,514

Fee and commission expenses
Payment Services	600	563	611
Securities business	160	164	133
Distribution of products (Externally)	555	591	548
Other	184	169	211
Total fee and commission expenses	1,499	1,487	1,503

Net fee and commission income	3,586	3,517	3,011
1 ING changed the presentation of net fee and commission income as of 2021. The comparative figure for 2020 has been updated accordingly. The reclassification does not affect the total amount of Net Fee and Commission Income.
Payment services fees are earned for providing services for deposit accounts and cards, cash management and transaction processing including interchange. Securities fees and commissions are fees for securities brokerage and securities underwriting. Portfolio management fees include fees earned for asset management activities, fiduciary and related activities in which ING holds or invests assets on behalf of its customers. Fees and commissions from Lending business include income earned for lending advisory, origination, underwriting and loan commitments which are not part of the effective interest rate. Financial guarantees and other commitments fees and commissions are earned from bank guarantees, letters of credit and other trade finance related products, factoring and leasing. Fees paid for distribution of products are all fees paid for the distribution of ING’s products and services through external providers.
All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’. Reference is made to Note 34 'Segments' which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.